                                          LIFEPOINTS FUNDS CLASSES C, D, E AND S
                                                        LIFEPOINTS FUNDS CLASS C
                                                     INSTITUTIONAL FUNDS CLASS Y
                                             INSTITUTIONAL FUNDS CLASSES E AND I
                                                RUSSELL FUNDS CLASSES C, E AND S


                        FRANK RUSSELL INVESTMENT COMPANY
                        SUPPLEMENT DATED MARCH 9, 2000 TO
              PROSPECTUSES DATED MAY 1, 1999 AND NOVEMBER 30, 1999

The following information supplements all Prospectuses of Frank Russell Investment Company set forth above, which are dated May 1, 1999 and November 30, 1999, although not all information pertains to every Fund.

MONEY MANAGERS
         THE EQUITY I, DIVERSIFIED EQUITY, EQUITY II, SPECIAL GROWTH, EQUITY III, EQUITY INCOME, EQUITY Q, QUANTITATIVE EQUITY, FIXED INCOME III, MULTISTRATEGY BOND, EMERGING MARKETS AND REAL ESTATE SECURITIES FUNDS ARE MANAGED BY THE FOLLOWING MONEY MANAGERS:

                      EQUITY I AND DIVERSIFIED EQUITY FUNDS

     ALLIANCE CAPITAL MANAGEMENT L.P., 601 2nd Ave. South, Suite 5000,
      Minneapolis, MN 55402-4322.

     BARCLAYS GLOBAL FUND ADVISORS, 45 Fremont Street, 17th Floor, San
      Francisco, CA 94105.

     EQUINOX CAPITAL MANAGEMENT, LLC, 590 Madison Avenue, 41st Floor, New York,
      NY 10022.

     JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
      Roseland, NJ 07068.

     MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1300, Denver, CO
      80202.

     PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
      Street N.E., Atlanta, GA 30308.

     SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York,
      NY 10153-0185.

     STRONG CAPITAL MANAGEMENT, INC., 100 Heritage Reserve, Menomonee Falls, WI
      53051.

     SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
      10019.

     TURNER INVESTMENT PARTNERS INC., 1235 Westlakes Drive, Suite 350, Berwyn,
      PA 19312.

     WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400, Boulder,
      CO 80302.

                       EQUITY II AND SPECIAL GROWTH FUNDS

     CAPITALWORKS INVESTMENT PARTNERS, LLC, 401 West "A" Street, Suite 1675,
      San Diego, CA 92101. (Beginning on or about April 10, 2000.)

     DELPHI MANAGEMENT, INC., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

     FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., 2 World Trade Center, New
      York, NY 10048-0772.

     GLOBEFLEX CAPITAL, L.P., 4365 Executive Drive, Suite 720, San Diego, CA
      92121.

     JACOBS LEVY EQUITY MANAGEMENT, INC., See: Equity I and Diversified Equity
      Funds.

     SIRACH CAPITAL MANAGEMENT, INC., One Union Square, Suite 3323, 600
      University Street, Seattle, WA 98101-3142.

     WELLINGTON MANAGEMENT COMPANY LLP, 75 State Street, Boston, MA 02109.

     WESTPEAK INVESTMENT ADVISORS, L.P., See: Equity I and Diversified Equity
      Funds.

                       EQUITY III AND EQUITY INCOME FUNDS

     BARCLAYS GLOBAL FUND ADVISORS, See: Equity I and Diversified Equity Funds.

     EQUINOX CAPITAL MANAGEMENT, LLC, See: Equity I and Diversified Equity
      Funds.

     WESTPEAK INVESTMENT ADVISORS, L.P. See: Equity I and Diversified Equity
      Funds.

                     EQUITY Q AND QUANTITATIVE EQUITY FUNDS

     BARCLAYS GLOBAL FUND ADVISORS, See: Equity I and Diversified Equity Funds.

     FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
      Boston, MA 02110-4104.

     JACOBS LEVY EQUITY MANAGEMENT, INC. See: Equity I and Diversified Equity
      Funds.

     J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
      York, NY 10036.

                              EMERGING MARKETS FUND

     FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
      Street, London, EC2A 2NY England.

     GENESIS ASSET MANAGERS LIMITED, 21 Knightsbridge, London SW1X 7LY England.

     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 29th Floor, San
      Diego, CA 92101.

     SANFORD C. BERNSTEIN & CO., INC., See: Equity I and Diversified Equity
      Funds.

     SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA LIMITED, 31 Gresham Street,
      London EC2V 7QA England.

                           REAL ESTATE SECURITIES FUND

     AEW CAPITAL MANAGEMENT, L.P., 225 Franklin Street, Boston, MA 02110-2803.

     COHEN & STEERS CAPITAL MANAGEMENT, INC., 757 Third Avenue, New York, NY
      10017.

     SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED, 11 South
      LaSalle Street, 2nd Floor, Chicago, IL 60603.

                  FIXED INCOME III AND MULTISTRATEGY BOND FUNDS

     LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300.

     MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, West Conshohocken, PA
      19428-2899.

     PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
      Newport Beach, CA 92660.

     STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 02111.

                        Frank Russell Investment Company
                         Supplement Dated March 9, 2000
       To the Statement of Additional Information Dated November 30, 1999

The following information supplements the Statement of Additional Information of Frank Russell Investment Company dated November 30, 1999.

The following subsections of the section entitled "MONEY MANAGER INFORMATION" are restated in their entirety to read as follows:


                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

          ALLIANCE CAPITAL MANAGEMENT, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          BARCLAYS GLOBAL FUND ADVISORS N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          EQUINOX CAPITAL MANAGEMENT, LLC is a registered investment adviser with majority ownership held by Ron Ulrich.

          JACOBS LEVY EQUITY MANAGEMENT, INC. is 100% owned by Bruce Jacobs and Kenneth Levy.

          MARSICO CAPITAL MANAGEMENT, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          PEACHTREE ASSET MANAGEMENT is division of SSBC Fund
     Management LLC. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          SANFORD C. BERNSTEIN & CO., INC. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C.

     Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S. Strong.

          SUFFOLK CAPITAL MANAGEMENT, INC. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E. Turner.

          WESTPEAK INVESTMENT ADVISORS, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                                SPECIAL GROWTH FUND

          CAPITALWORKS INVESTMENT PARTNERS, LLC is a limited liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia. (Beginning on or about April 10, 2000.)

          DELPHI MANAGEMENT, INC. is 100% owned by Scott Black.

          FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

          GLOBEFLEX CAPITAL, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See:  Diversified Equity Fund.

          SIRACH CAPITAL MANAGEMENT, INC. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          WELLINGTON MANAGEMENT COMPANY, LLP is a private
     Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

          WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                             REAL ESTATE SECURITIES FUND

          AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

          COHEN & STEERS CAPITAL MANAGEMENT, INC. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

          SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                               EQUITY I FUND

          ALLIANCE CAPITAL MANAGEMENT L.P.  See: Diversified Equity Fund.

          BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

          EQUINOX CAPITAL MANAGEMENT, LLC. See: Diversified Equity Fund.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

          MARSICO CAPITAL MANAGEMENT, LLC. See: Diversified Equity Fund.

          PEACHTREE ASSET MANAGEMENT. See: Diversified Equity Fund.

          SANFORD C. BERNSTEIN & CO., INC. See: Diversified Equity Fund.

          STRONG CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

          SUFFOLK CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

          TURNER INVESTMENT PARTNERS INC. See: Diversified Equity Fund.

          WESTPEAK INVESTMENT ADVISORS, L.P.  See: Diversified Equity Fund.

                                EQUITY II FUND

          CAPITALWORKS INVESTMENT PARTNERS, LLC. See: Special Growth Fund. (Beginning on or about April 10, 2000.)

          DELPHI MANAGEMENT, INC. See: Special Growth Fund.

          FIDUCIARY TRUST COMPANY INTERNATIONAL, INC. See: Special Growth Fund.

          GLOBEFLEX CAPITAL, L.P. See: Special Growth Fund.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

          SIRACH CAPITAL MANAGEMENT, INC. See: Special Growth Fund.

          WELLINGTON MANAGEMENT COMPANY, LLP. See: Special Growth Fund.

          WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                        Frank Russell Investment Company
                         Supplement Dated March 9, 2000
                             To the LifePoints Funds
           Statement of Additional Information Dated November 30, 1999

The following information supplements the Statement of Additional Information of The LifePoints Funds.

The following subsections of the section entitled "MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS" are restated in their entirety to read as follows:


                        MONEY MANAGER INFORMATION
                        FOR THE UNDERLYING FUNDS

                         DIVERSIFIED EQUITY FUND

          ALLIANCE CAPITAL MANAGEMENT, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          BARCLAYS GLOBAL FUND ADVISORS N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          EQUINOX CAPITAL MANAGEMENT, LLC is a registered investment adviser with majority ownership held by Ron Ulrich.

          JACOBS LEVY EQUITY MANAGEMENT, INC. is 100% owned by Bruce Jacobs and Kenneth Levy.

          MARSICO CAPITAL MANAGEMENT, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          PEACHTREE ASSET MANAGEMENT is division of SSBC Fund
     Management LLC. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          SANFORD C. BERNSTEIN & CO., INC. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          STRONG CAPITAL MANAGEMENT, INC. is a corporation controlled by Richard S. Strong.

          SUFFOLK CAPITAL MANAGEMENT, INC. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          TURNER INVESTMENT PARTNERS INC. is a corporation controlled by Robert E. Turner.

          WESTPEAK INVESTMENT ADVISORS, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                              SPECIAL GROWTH FUND

          CAPITALWORKS INVESTMENT PARTNERS, LLC is a limited liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia. (Beginning on or about April 10, 2000.)

          DELPHI MANAGEMENT, INC. is 100% owned by Scott Black.

          FIDUCIARY TRUST COMPANY INTERNATIONAL, INC., an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

          GLOBEFLEX CAPITAL, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See:  Diversified Equity Fund.

          SIRACH CAPITAL MANAGEMENT, INC. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          WELLINGTON MANAGEMENT COMPANY, LLP is a private Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

          WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.

                            REAL ESTATE SECURITIES FUND

          AEW CAPITAL MANAGEMENT, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

          COHEN & STEERS CAPITAL MANAGEMENT, INC. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

          SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP INCORPORATED is an indirect wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                                     EQUITY I FUND

          ALLIANCE CAPITAL MANAGEMENT L.P.  See: Diversified Equity Fund.

          BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

          EQUINOX CAPITAL MANAGEMENT, LLC. See: Diversified Equity Fund.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

          MARSICO CAPITAL MANAGEMENT, LLC. See: Diversified Equity Fund.

          PEACHTREE ASSET MANAGEMENT. See: Diversified Equity Fund.

          SANFORD C. BERNSTEIN & CO., INC. See: Diversified Equity Fund.

          STRONG CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

          SUFFOLK CAPITAL MANAGEMENT, INC. See: Diversified Equity Fund.

          TURNER INVESTMENT PARTNERS INC. See: Diversified Equity Fund.

          WESTPEAK INVESTMENT ADVISORS, L.P.  See: Diversified Equity Fund.

                                    EQUITY II FUND

          CAPITALWORKS INVESTMENT PARTNERS, LLC. See: Special Growth Fund. (Beginning on or about April 10, 2000.)

          DELPHI MANAGEMENT, INC. See: Special Growth Fund.

          FIDUCIARY TRUST COMPANY INTERNATIONAL, INC. See: Special Growth Fund.

          GLOBEFLEX CAPITAL, L.P. See: Special Growth Fund.

          JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

          SIRACH CAPITAL MANAGEMENT, INC. See: Special Growth Fund.

          WELLINGTON MANAGEMENT COMPANY, LLP. See: Special Growth Fund.

          WESTPEAK INVESTMENT ADVISORS, L.P. See: Diversified Equity Fund.